RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

Mr. Tom Glasner Larsen is an affiliate of GK Partners and was a member of our board of directors from February 23, 2023, until his voluntary retirement on June 9, 2023. He was a beneficial owner of a controlling interest in Managementselskabet af 12.08.2020 A/S (formerly Nordicus Partners A/S) until its acquisition by us on February 23, 2023. He was also a beneficial owner of a controlling interest in Orocidin A/S until its acquisition by us on May 13, 2024.

On April 11, 2022, effective April 1, 2022, we issued to GK Partners, for financial services, a warrant to immediately purchase up to 600,000 shares of our common stock at an exercise price of $10.00 per share, which expired on December 31, 2023. On December 22, 2023, the expiration date of 570,500 remaining warrant shares was extended to December 31, 2024. During the year ended March 31, 2024, GK Partners exercised a portion of its warrant for a total of 30,600 shares. The exercise price was $10.00 per share for total proceeds of $306,000. During the quarter ended June 30, 2024, GK Partners exercised a portion of its warrant for 6,000 shares. The exercise price was $10.00 per share for total proceeds of $60,000. During the quarter ended September 30, 2024, GK Partners exercised a portion of its warrant for 19,400 shares. The exercise price was $10.00 per share for total proceeds of $194,000.

On February 23, 2023, pursuant to the Contribution Agreement by and among the Company, Managementselskabet af 12.08.2020 A/S (formerly Nordicus Partners A/S), GK Partners, Henrik Rouf and LSPH, were issued 250,000 shares of the common stock (Note 1).

On June 20, 2023, the Company and GK Partners ApS (the “Seller”) entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Seller sold to the Company 5,000,000 restricted shares of common stock of Mag Mile Capital, Inc. In exchange, the Company issued 250,000 restricted shares of its common stock to the Seller.

Mr. Bennett Yankowitz, our chief financial officer and director, was affiliated with legal counsel who provided us with general legal services (the “Affiliate”). We recorded legal fees to the Affiliate of $20,852 and $8,603 for the three months ended September 30, 2024 and 2023, respectively, and $38,634 and $19,527 for the six months ended September 30, 2024 and 2023, respectively. As of September 30, 2024 and March 31, 2024, we had no outstanding payable due to the Affiliate for either period.

Our employment agreement with Henrik Rouf, our chief executive officer, provided for a base salary of $72,000 per year, commencing April 1, 2023, and had a term of one year. On April 8, 2024 the agreement was amended to increase Mr. Rouf’s annual salary to $120,000 and to extend the term to April 1, 2025.

Our consulting agreement with Bennett Yankowitz, our chief financial officer and a member of our board of directors, provided for a base salary of $36,000 per year, commencing April 1, 2023, and had a term of one year. On April 8, 2024 the agreement was amended to increase Mr. Yankowitz’s annual salary to $60,000 and to extend the term to April 1, 2025.

During the six months ended September 30, 2024, a related party forgave their payable of $13,886. The amount has been credited to additional paid in capital.

Effective June 3, 2024, Christian Hill-Madsen resigned from the Board of Directors of the Company, and the remaining Board members appointed Peter Severin as his replacement and as Chairman of the Board of Directors. Mr. Hill-Madsen will continue as Chairman of the Board of Orocidin A/S, of which the Company recently acquired 95% of the outstanding shares in exchange for shares of the Company.

On June 3, 2024, the Company’s Board of Directors approved a compensation plan under which the Chairman of the Board of Directors will receive compensation of $20,000 per annum, and each other Director will receive compensation of $10,000 per annum, in consideration of their serving on the Corporation’s Board of Directors, payable in equal installments semiannually in arrears, commencing December 31, 2024, without proration for partial terms.

NOTE 5 - RELATED PARTY TRANSACTIONS

Mr. Tom Glasner Larsen is an affiliate of GK Partners and was a member of our board of directors from February 23, 2023, until his voluntary retirement on June 9, 2023. He was also a beneficial owner of a controlling interest in Managementselskabet af 12.08.2020 A/S (formerly Nordicus Partners A/S) until its acquisition by us on February 23, 2023.

On April 11, 2022, effective April 1, 2022, we issued to GK Partners, for financial services, a warrant to immediately purchase up to 600,000 shares of our common stock at an exercise price of $10.00 per share, which expires on December 31, 2023. On February 14, 2023, GK Partners exercised a portion of its warrant for 11,500 shares. The exercise price was $10.00 per share for total proceeds of $115,000. On June 26, 2023, GK Partners exercised a portion of its warrant for 2,500 shares. The exercise price was $10.00 per share for total proceeds of $25,000. On July 26, 2023, GK Partners exercised a portion of its warrant for 2,500 shares. The exercise price was $10.00 per share for total proceeds of $25,000. On August 24, 2023, GK Partners exercised a portion of its warrant for 3,000 shares. The exercise price was $10.00 per share for total proceeds of $30,000. During September 2023, GK Partners exercised a portion of its warrant for 2,500 shares. The exercise price was $10.00 per share for total proceeds of $25,000. During Q3 GK Partners exercised a portion of its warrant for 7,500 shares. The exercise price was $10.00 per share for total proceeds of $75,000. During Q4 GK Partners exercised a portion of its warrant for 12,600 shares. The exercise price was $10.00 per share for total proceeds of $126,000.

On February 23, 2023, pursuant to the Contribution Agreement by and among the Company, Managementselskabet af 12.08.2020 A/S (formerly Nordicus Partners A/S), GK Partners ApS (“GK Partners”), Henrik Rouf and Life Science Power House ApS (“LSPH”), were issued 250,000 shares of the common stock (Note 1).

On June 20, 2023, the Company and GK Partners ApS (the “Seller”) entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Seller sold to the Company 5,000,000 restricted shares of common stock of Mag Mile Capital, Inc. In exchange, the Company issued 250,000 restricted shares of its common stock to the Seller.

Mr. Bennett Yankowitz, our chief financial officer and director, was affiliated with legal counsel who provided us with general legal services (the “Affiliate”). We recorded legal fees to the Affiliate of $17,022 and $35,415 for the year ended March 31, 2024 and 2023, respectively. As of March 31, 2024 and 2023, we had a $0 and $6,574, respectively, payable due to the Affiliate.

As of March 31, 2023, the Company had a receivable of $44,481, due from GK Partners. The amount was received in Q1 FY 2024.

On April 17, 2023, our Board of Directors approved an employment agreement for our chief executive officer, Henrik Rouf, and a consulting agreement for our chief financial officer, Bennett J. Yankowitz.

Our employment agreement with Henrik Rouf, our chief executive officer, provided for a base salary of $72,000 per year, commencing April 1, 2023, and had a term of one year. On April 8, 2024 the agreement was amended to increase Mr. Rouf’s annual salary to $120,000 and to extend the term to April 1, 2025.

Our consulting agreement with Bennett Yankowitz, our chief financial officer and a member of our board of directors, provided for a base salary of $36,000 per year, commencing April 1, 2023, and had a term of one year. On April 8, 2024 the agreement was amended to increase Mr. Yankowitz’s annual salary to $60,000 and to extend the term to April 1, 2025.